EARNINGS (LOSS) PER SHARE (Details - Antidilutive Shares) - shares	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common stock equivalents	350,741,681	332,856,841
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common stock equivalents	2,868,397	2,868,397
Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common stock equivalents	347,878,284	323,988,444
Vested shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common stock equivalents	0	3,300,000
Unvested Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common stock equivalents		2,700,000